AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON July 16, 2004

Registration Nos. 333-51676
811-8828

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

PRE-EFFECTIVE AMENDMENT NO.	[ ]

POST-EFFECTIVE AMENDMENT NO. 6	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

AMENDMENT NO. 30	[X]

(CHECK APPROPRIATE BOX OR BOXES)

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)

NEW ENGLAND LIFE INSURANCE COMPANY

(Name of Depositor)
501 Boylston Street, Boston, Massachusetts 02116
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: 617-578-2000

NAME AND ADDRESS OF AGENT FOR SERVICE:
Marie C. Swift, Esquire
Vice President and Counsel
New England Life Insurance Company
501 Boylston Street
Boston, Massachusetts 02116-3700

COPY TO:
Stephen E. Roth, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485
[   ]  on (date) pursuant to paragraph (b) of Rule 485
[   ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[   ]  on (date) pursuant to paragraph (a)(1) of Rule 485
Title of Securities Being Registered:  Individual Variable Annuity Contracts

The prospectus and the statement of additional information, each dated May 1, 2004 for the contracts, included in Post-Effective Amendment No. 4 to the registration statement on Form N-4 (File No. 333-51676) filed on April 29, 2004 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference.

New England Variable Annuity Separate Account

American Forerunner Series

Issued by New England Life Insurance Company

Supplement Dated August 2, 2004

To Prospectus Dated May 1, 2004

      This supplement describes an optional benefit, the Guaranteed Withdrawal Benefit (“GWB”), which may be added by rider to the American Forerunner Series variable annuity Contracts issued by New England Life Insurance Company (“we,” “us,” or “our”). The GWB guarantees that, provided withdrawals or amounts applied to an annuity option do not exceed the Annual Benefit Payment in any Contract Year, the total payments that you or your Beneficiary will receive from the Contract over time will equal or exceed the Guaranteed Withdrawal Amount, which initially equals your purchase payments (and any applicable GWB Bonus Amount). This supplement provides information in addition to that contained in the prospectus dated May 1, 2004 for the Contracts. It should be read in its entirety and kept together with your prospectus for future reference. If you do not have a copy of the prospectus, write to us at 501 Boylston Street, Boston, MA 02116 or call us at (800) 435-4117 to request a free copy.

      Certain terms used in this supplement have special meanings. If a term is not defined in the supplement, it has the meaning given to it in the prospectus.

1.	Fee Table And Examples

      Add the following to the “Other Contract Fees” in the “Fee Table” section of the prospectus:

Initial Guaranteed Withdrawal Benefit Rider Charge	0.50% of the Guaranteed Withdrawal Amount(6)
Prior to Optional Reset

Guaranteed Withdrawal Benefit Rider Charge Upon Optional Reset	0.95% of the Guaranteed Withdrawal Amount(6)

(6) If you elect the Guaranteed Withdrawal Benefit (“GWB”), the Guaranteed Withdrawal Benefit Rider Charge (“GWB Rider Charge”) is deducted from your Contract Value on each Contract Anniversary. The GWB Rider Charge is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. Initially, the Guaranteed Withdrawal Amount is equal to the initial purchase payment plus the GWB Bonus Amount (currently, 5% of the initial purchase payment). The GWB Rider Charge is deducted from your Contract Value pro rata from each Eligible Fund and the Fixed Account. If you elect an Optional Reset of the GWB on the 5th Contract Anniversary or thereafter as permitted, we may increase the GWB Rider Charge to the charge applicable to current Contract purchases at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

2.	Examples

      The “Examples” in the “Fee Table” section of the prospectus are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

      Examples 1-5 in the “Examples” section of the prospectus illustrate the most expensive way to purchase the Contract for each Class of the Contract. They assume purchase of the Guaranteed Minimum Income Benefit rider (“GMIB rider”), as well as certain optional death benefits. With the availability of the GWB rider, purchasing the GMIB rider is no longer the most expensive way to purchase the Contract in all years shown. Purchasing the Contract with the GMIB rider is the most expensive way to purchase the Contract in some years, and purchasing the Contract with the GWB rider is the most expensive way to purchase the Contract in other years (assuming you elect an Optional Reset of the GWB and as a result the GWB Rider Charge increases to the maximum charge permitted on an Optional Reset of 0.95%). You cannot purchase both the GMIB and the GWB riders. Therefore, we are adding the following Examples 6-10 to the “Examples” section of the prospectus to show the cost of purchasing the Contract, for each Class of the Contract, with the GWB rider. You can compare these expenses to those shown in Examples 1-5 of the prospectus, which assume that the GMIB rider is purchased.

      The examples assume that the Contract has (i) the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, (ii) the Guaranteed Withdrawal Benefit Rider, and (iii) the Earnings Preservation Benefit Rider.

      Example 6. This Example assumes that you invest $10,000 in a Standard Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years

(a)	$1,100.48	$1,750.97	$2,394.49	$4,370.91
(b)	$1,000.00	$1,454.52	$1,909.20	$3,478.45

      (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):

	1 Year	3 Years	5 Years	10 Years

(a)	$400.48	$1,210.97	$2,034.49	$4,370.91
(b)	$300.00	$914.52	$1,549.20	$3,478.45

      Example 7. This Example assumes that you invest $10,000 in a B Plus Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years

(a)	$1,333.21	$2,057.17	$2,790.76	$4,805.71
(b)	$1,233.07	$1,755.94	$2,298.54	$3,914.60

      (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):

	1 Year	3 Years	5 Years	10 Years

(a)	$433.21	$1,337.17	$2,250.76	$4,805.71
(b)	$333.07	$1,035.94	$1,758.54	$3,914.60

      Example 8. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      (1) If you surrender your Contract, do not surrender your Contract, annuitize or do not annuitize at the end of the applicable time period (no withdrawal charges apply to the C Class):

	1 Year	3 Years	5 Years	10 Years

(a)	$433.03	$1,305.69	$2,187.31	$4,640.91
(b)	$332.89	$1,012.24	$1,710.33	$3,780.68

      Example 9. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years

(a)	$1,122.88	$1,816.23	$2,139.90	$4,557.70
(b)	$1,022.64	$1,521.85	$1,660.34	$3,687.55

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      (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):

	1 Year	3 Years	5 Years	10 Years

(a)	$422.88	$1,276.23	$2,139.90	$4,557.70
(b)	$322.64	$981.85	$1,660.34	$3,687.55

      Example 10. This Example assumes that you invest $10,000 in a P Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years

(a)	$1,189.89	$1,900.02	$2,524.32	$4,281.12
(b)	$1,089.31	$1,602.60	$2,036.31	$3,377.97

      (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):

	1 Year	3 Years	5 Years	10 Years

(a)	$389.89	$1,180.02	$1,984.32	$4,281.12
(b)	$289.31	$882.60	$1,496.31	$3,377.97

      Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

3.	Expenses

      Add the following as a new section in the “ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS” section of the prospectus:

Guaranteed Withdrawal Benefit Rider

      If you elect the Guaranteed Withdrawal Benefit (“GWB”), a charge is deducted from your Contract Value on each Contract Anniversary. The charge is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. The GWB Rider Charge is deducted from your Contract Value pro rata from each Subaccount and the Fixed Account. If you elect an Optional Reset of the GWB on the 5th Contract Anniversary or thereafter as permitted, we may increase the GWB Rider Charge to the charge applicable to current Contract purchases at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. The GWB Rider Charge will continue even if your Benefit Base has been reduced to zero (See “THE CONTRACTS — Guaranteed Withdrawal Benefit”).

4.	Guaranteed Minimum Income Benefit

      Add the following to the “GUARANTEED MINIMUM INCOME BENEFIT” section of the prospectus:

      You may not have this benefit and the Guaranteed Withdrawal Benefit in effect at the same time.

5.	Guaranteed Withdrawal Benefit

      Add the following as a new section in “THE CONTRACTS” section of the prospectus:

Guaranteed Withdrawal Benefit

      In states where approved, you may elect the Guaranteed Withdrawal Benefit (“GWB”) as an optional rider to your Contract. At the time you purchase a Contract, you may elect the GWB rider prior to age 86 (age 80 for the Bonus Class and, in New York only, age 82 for the Standard Class and age 80 for the P Class). The GWB guarantees that, provided withdrawals or amounts applied to an annuity option do not exceed the Annual Benefit Payment (the initial Annual Benefit Payment is currently 7% of your initial purchase payment plus the GWB Bonus Amount) in any Contract Year, the total payments that you or your beneficiary will receive from the Contract over time will equal or exceed the Guaranteed Withdrawal Amount, which initially equals your purchase payments (and any applicable GWB

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Bonus Amount). The GWB is intended to protect you against poor investment performance. However, the GWB does not establish or guarantee a Contract Value or minimum return for any investment portfolio, and the GWB may protect you against poor investment performance only if your annual withdrawals or amounts applied to an annuity option are less than or equal to the Annual Benefit Payment. Even if your annual withdrawals or amounts applied to an annuity option are less than or equal to the Annual Benefit Payment, income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal program. Once elected, the GWB rider cannot be terminated except as described below. You may not elect both the GWB and GMIB riders under your Contract.

      If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the GWB guarantees that you or your Beneficiary will receive from the Contract over time may be less than the Guaranteed Withdrawal Amount. This reduction may be significant. However, the GWB Rider Charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount (which does not decrease due to withdrawals) until termination of the Contract.

Benefit Base

      Your initial Benefit Base is equal to the initial Guaranteed Withdrawal Amount, calculated as your initial purchase payment plus the GWB Bonus Amount. Thereafter, the Benefit Base is calculated separately from the Guaranteed Withdrawal Amount. Your Benefit Base will change as purchase payments and withdrawals are made, or as the result of an Optional Reset, while your Guaranteed Withdrawal Amount may change only as purchase payments are made, or as the result of an Optional Reset.

      The Benefit Base is equal to:

●	Your initial purchase payment, increased by any applicable GWB Bonus Amount (currently, 5% for the initial purchase payment);

●	Increased by each subsequent purchase payment and by any applicable GWB Bonus Amount (currently, 5% of each subsequent purchase payment);

●	Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charges) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire Contract Value to an annuity option); and

●	If a Benefit Paid from your Contract is not payable to the Contract Owner or Contract Owner’s bank account (or Annuitant’s bank account, if the Owner is a non-natural person) or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Amount, and the resulting Benefit Base exceeds the Contract Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Contract Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

Annual Benefit Payment

      The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate, currently 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment.

      Benefits Paid from your Contract have the following effect. If annual Benefits Paid from your Contract do not exceed the Annual Benefit Payment, the Annual Benefit Payment will not decrease. (However, as noted above, during the first Contract Year, even if annual Benefits Paid from your Contract do not exceed the Annual Benefit Payment, withdrawal charges may apply to withdrawals unless you take the necessary steps to elect such withdrawals under a Systematic Withdrawal program.) If a Benefit Paid from your Contract does result in annual Benefits Paid during a Contract Year exceeding the Annual Benefit Payment or is not payable to the Contract Owner or Contract Owner’s bank account (or the Annuitant’s bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Contract Value after the decrease for the Benefit Paid multiplied by the GWB Withdrawal Rate.

      For IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB rider.

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Guaranteed Withdrawal Amount

      The initial Guaranteed Withdrawal Amount is equal to your initial purchase payment plus the GWB Bonus Amount. The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount if your annual withdrawals exceed the Annual Benefit Payment. However, the Guaranteed Withdrawal Amount is always the amount against which the GWB Rider Charge is calculated. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.

Optional Reset

      An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the GWB Rider Charge. The Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the Contract Value before the reset was less than the Guaranteed Withdrawal Amount. Starting with the fifth Contract Anniversary prior to the Owner’s 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your Contract Value is larger than the Benefit Base immediately before the reset. We must receive your request in writing within a 30-day period prior to that Contract Anniversary. You may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least five years since the last Optional Reset. If the Owner is a non-natural person, the Annuitant’s age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Joint Owner is used to determine the birthday. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:

●	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Contract Value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);

●	Reset your Annual Benefit Payment equal to the Contract Value on the date of the reset multiplied by the GWB Withdrawal Rate (currently 7%); and

●	Reset the GWB Rider Charge equal to the then current level we charge at the time of the reset, up to the Maximum Optional Reset Fee Rate (currently 0.95%).

      The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Locking in a higher Benefit Base increases your total future guaranteed withdrawal payments, but may decrease the amount of the Annual Benefit Payment if, before the reset, the Contract Value is less than the Guaranteed Withdrawal Amount.

Termination of the GWB Rider

      The GWB rider will terminate:

1. When you take a total withdrawal of your Contract Value (a pro rata portion of the annual GWB Rider Charge will apply);

2. The date you apply your Contract Value to an annuity option (a pro rata portion of the annual GWB Rider Charge will apply);

3. When your Contract Value is not sufficient to pay the charge for this benefit (whatever Contract Value is available will be applied to pay the annual GWB Rider Charge);

4. The Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies (if the Owner is a non-natural person);

5. There is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person) (a pro rata portion of the annual GWB Rider Charge will apply); or

6. The Contract is terminated (a pro rata portion of the annual GWB Rider Charge will apply).

Additional Information

      If you take a full withdrawal of your Contract Value and the withdrawal does not exceed the Annual Benefit Payment, or your Contract Value is reduced to zero because you do not have a sufficient Contract Value to pay the GWB Charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner (or the Annuitant if the Owner is a non-natural person) or to your Beneficiary, if you or the Annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until

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the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.

      If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while this benefit is in effect, your Beneficiary may elect to receive the Guaranteed Withdrawal Benefit as a death benefit instead of the Standard Death Benefit, the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, if those benefits had been purchased by the Owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit.

      If the Beneficiary elects the death benefit under the Guaranteed Withdrawal Benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently then annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another Payee in writing.

      We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the GWB Charge; or (3) the Contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.

Examples

A.	How Withdrawals Affect the Benefit Base

      (1) An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 × 5%). Assume that the Contract Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

      (2) An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Contract Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Contract Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B.	How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

      (1) An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 (7% × $105,000). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% × $10,000) = $80,500. The Annual Benefit Payment would be equal to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350, however, the period of time over which the Annual Benefit Payment may be taken is lengthened.

C.	How Withdrawals Affect the Annual Benefit Payment

      (1) An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Contract Value by an additional $1,000, the Contract Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be equal to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

      (2) An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Contract Value had increased to $150,000, the Contract Value would be reduced to $140,000. Since the withdrawal

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of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be equal to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D.     How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount and GWB Rider Charge

      (1) An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. The annual GWB Rider Charge would be $525 ($105,000 × .005). Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 were made, the Benefit Base would be increased to $70,000 + $10,000 + (5% × $10,000) = $80,500. The Guaranteed Withdrawal Amount would be equal to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000 and the annual GWB Rider Charge would remain at $525.

E.     Putting It All Together

      (1) When Withdrawals Do Not Exceed the Annual Benefit Payment. An initial purchase payment is made of $100,000. The initial Benefit Base is $105,000, the Guaranteed Withdrawal Amount is $105,000, and the Annual Benefit Payment is $7,350. Assume that the Benefit Base was reduced to $82,950 due to three years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $50,000 at year four due to poor market performance. If you withdraw $7,350 at this time, your Contract Value will be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base will be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there is no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount remains at $105,000 and the Annual Benefit Payment remains at $7,350.

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      (2) When Withdrawals Do Exceed the Annual Benefit Payment. An initial purchase payment is made of $100,000. The initial Benefit Base is $105,000, the Guaranteed Withdrawal Amount is $105,000, and the Annual Benefit Payment is $7,350. Assume that the Benefit Base was reduced to $82,950 due to three years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $50,000 at year four due to poor market performance. If you withdraw $10,000 at this time, your Contract Value will be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base is greater than the resulting Contract Value, there is an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Contract Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% × $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer is guaranteed to be received over time. The new Benefit Base of $40,000 is now the remaining amount guaranteed to be available to be withdrawn over time, provided your annual withdrawals or amounts you apply to an annuity option are less than or equal to the Annual Benefit Payment.

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F.     How the Optional Reset Works

      Assume that a Contract had an initial purchase payment of $100,000 and the fee is .50%. The initial Contract Value is $100,000, the initial Benefit Base is $105,000, the Guaranteed Withdrawal Amount is $105,000 and the Annual Benefit Payment is $7,350.

      The Contract Value on the fifth Contract Anniversary grew due to market performance to $195,850. Assume that the GWB Rider Charge is still .50%. If an Optional Reset is elected, the charge would remain at .50% and would be applied to the new Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% × $195,850 = $13,710.

      The Contract Value on the tenth Contract Anniversary grew due to market performance to $250,488. Assume that the GWB Rider Charge has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60% and would be applied to the new Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Amount and the Benefit Base will both be reset to $250,488, and the Annual Benefit Payment would become 7% × $250,488 = $17,534.

      The Contract Value on the fifteenth Contract Anniversary grew due to market performance to $395,016. Assume that the GWB Rider Charge is still .60%. If an Optional Reset is elected, the charge would remain at .60% and would be applied to the new Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Amount and the Benefit Base will both be reset to $395,016, and the Annual Benefit Payment would become 7% × $395,016 = $27,651.

      The period of time over which the Annual Benefit Payment may be taken is lengthened.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

501 Boylston Street
Boston, MA 02116

Telephone: (800) 435-4117

9

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	Financial Statements

The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

Statement of Assets and Liabilities at December 31, 2003.

Statement of Operations for the year ended December 31, 2003.

Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002.

Notes to Financial Statements—December 31, 2003.

The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

Consolidated Balance Sheets as of December 31, 2003 and 2002.

Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001.

Consolidated Statements of Stockholder’s Equity for the years ended December 31, 2003, 2002 and 2001.

Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

Notes to Consolidated Financial Statements.

(b)	Exhibits

(1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Annuity Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

(2) None.

(3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

(ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

(iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

(iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

(4) (i) Form of Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

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(ii) Forms of Endorsements: (Enhanced Dollar Cost Averaging Rider; Three Month Market Entry Rider; Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider; Waiver of Withdrawal Charge for Terminal Illness Rider; Fixed Account Rider for Variable Annuity; Additional Death Benefit Rider [-Earnings Preservation Benefit]; Death Benefit Rider [-Greater of Annual Step-up or 5% Annual decrease]; Death Benefit Rider [-Return of Purchase Payments]; Death Benefit Rider [-Annual Step-up]; Guaranteed Minimum Income Benefit [-Living Benefit]; and Purchase Payment Credit) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

(iii) Form of Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

(iv) Forms of Endorsements: (Fixed Account Rider for Variable Annuity, NEL-500 (05/01); Enhanced Dollar Cost Averaging Rider, NEL-510 (05/01); Three Month Market Entry Rider, NEL 520 (05/01); Death Benefit Rider [-Return of Purchase Payments], NEL-530 (05/01); Death Benefit Rider [-Greater of Annual Step-up or 5% Annual Increase], NEL-540 (05/01); Death Benefit Rider [-Annual Step-up], NEL-550 (05/01); Guaranteed Minimum Income Benefit Rider [-Living Benefit], NEL-560 (05/01); Additional Death Benefit Rider [-Earnings Preservation Benefit], NEL-570 (05/01); Purchase Payment Credit Rider NEL-580 (05/01); Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider, NEL-590 (05/01); Waiver of Withdrawal Charge for Terminal Illness Rider, NEL-595 (05/01); Individual Retirement Annuity Endorsement, NEL-408 (05/01); Roth Individual Retirement Annuity Endorsement, NEL-446 (05/01); 401 Plan Endorsement, NEL-401 (05/01); Tax Sheltered Annuity Endorsement NEL-398 (05/01); Waiver of Withdrawal Charge for Disability Rider VE-6 (05/01); and Unisex Annuity Rates Rider, VE-9 (05/01)) are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

(v) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

(vi) Form of Endorsement: Guaranteed Minimum Income Benefit Rider — Living Benefit (NEL-560-1(03/03)) and Individual Retirement Annuity Endorsement (NEL-408.2(9/02)) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

(vii) Form of Guaranteed Withdrawal Benefit Rider NEL-690-1(7/04) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

(viii) Form of Contract Schedule [Bonus, Standard, C, L, or P] V-05/01-2 (7/04) (filed herewith)

(5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

(ii) Form of Application (NEA APP-1-02) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2002.

(iii) Form of Application (NEA APP-1-02) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

(iv) Forms of Variable Annuity Application: NEA APP-6-04 05/04 and NEA APP-NY-04 05/04 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

(6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

(ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

(iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

(iv) Amended and Restated By-Laws of Depositor (effective March 16,2001) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

(7) Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No.     , effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

(8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed on April 6, 2000.

(ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

(iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

(iv) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

(v) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2002 is incorporated herein by reference to the initial Registration Statement of the New England Variable Life Separate Account on Form S-6 (No. 333-73676) filed on November 19, 2001.

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(9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

(10) (i) Consent of Deloitte & Touche LLP. (filed herewith)

(ii) Consent of Counsel (Sutherland Asbill & Brennan LLP). (filed herewith)

(iii) Consent of Counsel (NELICO). (filed herewith)

(11) None

(12) None

(13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

(14) Powers of Attorney are incorporated herein by reference to the Registration Statement of the New England Variable Life Separate Account, Post-Effective Amendment No. 1, on Form N-6 (File No. 333-73676) filed as Exhibit (r)(i) on December 13, 2002; except for Eileen McDonnell whose power of attorney was filed with Post-Effective Amendment No. 6 to the Registration Statement of New England Variable Life Separate Account on Form N-6 (File No. 333-73676) filed as Exhibit (r)(ii) on September 5, 2003; and Joseph J. Prochaska, Jr., whose power of attorney was filed with Post-Effective Amendment No. 3 to the Registration Statement of New England Variable Life Separate Account on Form N-6, File No. 333-103193, filed as Exhibit (r)(iii) on April 14, 2004.

ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices with Depositor

C. Robert Henrikson(2)	Chairman, President and Chief Executive Officer

Eileen McDonnell(5)	Director and President, New England Financial Distribution

Stewart G. Nagler(2)	Director

Catherine A. Rein(3)	Director

Stanley J. Talbi(2)	Director

Lisa M. Weber(2)	Director

William J. Wheeler(2)	Director

Susan A. Buffum(6)	Vice President, Investments

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James D. Gaughan(2)	Secretary and Clerk

Robert L. Ghegan(7)	Vice President

Alan C. Leland, Jr.(1)	Senior Vice President

Hugh C. McHaffie(1)	Senior Vice President

Scott D. McInturff(1)	Senior Vice President and Actuary

Joseph J. Prochaska, Jr.(4)	Senior Vice President and Chief Accounting Officer

Anthony J. Williamson(4)	Senior Vice President and Treasurer (Principal Financial Officer)

(1)	New England Financial, 501 Boylston Street, Boston, MA 02116

(2)	MetLife, 200 Park Avenue, New York, NY 10166

(3)	Metropolitan Property and Casualty Insurance Company, 700 Quaker Lane, Warwick, RI 02887

(4)	MetLife, 1 MetLife Plaza, 27-01 Queens Plaza North, Long Island, City NY 11101

(5)	MetLife, Harborside Financial Center, 600 Plaza II, Jersey City, NJ 07311

(6)	10 Park Avenue, Morristown, NJ 07962

(7)	287 Columbus Avenue, Boston, MA 02116

ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by MetLife Inc. or are under the common control of MetLife, Inc.

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ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2003

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2003. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors’ qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.	MetLife Group, Inc. (NY)

B.	MetLife Bank National Association (USA)

C.	Exeter Reassurance Company, Ltd. (Bermuda)

D.	MetLife Taiwan Insurance Company Limited (Taiwan)

E.	Metropolitan Insurance and Annuity Company (DE)

1.	TH Tower NGP, LLC (DE)

2.	Partners Tower, L.P. — a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Insurance and Annuity Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

3.	TH Tower Leasing, LLC (DE)

F.	MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G.	MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

1.	MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

a)	MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H.	MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

I.	Metropolitan Life Seguros de Vida S.A. (Uruguay)

1.	Jefferson Pilot Omega Seguros de Vida S.A. (Uruguay)

J.	MetLife Securities, Inc. (DE)

K.	MetLife General Insurance Agency, Inc. (DE)

1.	MetLife General Insurance Agency of North Carolina, Inc. (DE)

2.	MetLife General Insurance Agency of Texas, Inc. (DE)

3.	MetLife General Insurance Agency of Massachusetts, Inc. (MA)

L.	Metropolitan Property and Casualty Insurance Company

1.	Metropolitan General Insurance Company (RI)

2.	Metropolitan Casualty Insurance Company (RI)

3.	Metropolitan Direct Property and Casualty Insurance Company (RI)

4.	Met P&C Managing General Agency, Inc. (TX)

5.	MetLife Auto & Home Insurance Agency, Inc. (RI)

6.	Metropolitan Group Property and Casualty Insurance Company (RI)

a)	Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

7.	Metropolitan Lloyds, Inc. (TX)

a)	Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

8.	Economy Fire & Casualty Company (IL)

a)	Economy Preferred Insurance Company (IL)

b)	Economy Premier Assurance Company (IL)

M.	Cova Corporation (MO)

1.	Texas Life Insurance Company (TX)

a)	Texas Life Agency Services, Inc. (TX)

b)	Texas Life Agency Services of Kansas, Inc. (KS)

2.	Cova Life Management Company (DE)

3.	MetLife Investors Insurance Company (MO)

a)	MetLife Investors Insurance Company of California (CA)

b)	First MetLife Investors Insurance Company (NY)

N.	Metropolitan Tower Life Insurance Company (DE)

O.	N.L. Holding Corp. (DEL) (NY)

1.	Nathan & Lewis Associates-Arizona, Inc. (AZ)

2.	Nathan & Lewis Associates, Inc. (NY)

a)	Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

b)	Nathan and Lewis Associates of Texas, Inc. (TX)

P.	Walnut Street Securities, Inc. (MO)

1.	WSS Insurance Agency of Massachusetts, Inc. (MA)

2.	Walnut Street Advisers, Inc. (MO)

3.	WSS Insurance Agency of Nevada, Inc. (NV)

Q.	MetLife Investors Group, Inc. (DE)

1.	MetLife Investors USA Insurance Company (DE)

2.	MetLife Investors Distribution Company (DE)

3.	Met Investors Advisory, LLC (DE)

4.	MetLife Investors Financial Agency, Inc. (TX)

R.	MetLife International Holdings, Inc. (DE)

1.	MetLife Iberia, S.A. (Spain)

a)	Seguros Genesis S.A. (Spain)

b)	Genesis Seguros Generales, Sociedad Anonima de Seguros y Reaseguros (Spain) 99.99969% is owned by Metlife Iberia, S.A. and 0.00031% is owned by Metlife International Holdings, Inc.

2.	Natiloportem Holdings, Inc. (DE)

a)	Metropolitan Life Insurance Services Limited (United Kingdom)- 50% of the shares of Metropolitan Life Insurance Services Limited are held by Natiloportem Holdings, Inc.

b)	Servicios Administrativos Gen, S.A. de C.V. (Mexico)

c)	European Marketing Services S.r.l. (Italy)- 95% of the shares of European Marketing Services S.r.l are held by Natiloportem Holdings, Inc. and 5% are held by MetLife International Holdings, Inc.

3.	MetLife India Insurance Company Private Limited (India)-26% of the shares of MetLife India Insurance Company Private Limited is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

4.	Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99841% is owned by Metlife International Holdings, Inc. and 0.00159% is owned by Natiloporterm Holdings, Inc.

5.	Metropolitan Life Seguros de Retiro S.A. (Argentina) — 99.9999% is owned by MetLife International Holdings, Inc. and 0.0001% is owned by Natiloportem Holdings, Inc.

6.	Metropolitan Life Seguros de Vida S.A. (Argentina) — 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

a)	Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares are held by Metropolitan Seguros de Retiro S.A.

7.	MetLife Services Company Czechia, s.r.o. (Czech Republic)- 10% of the shares of MetLife Services Company Czechia, s.r.o. is owned by Natiloportem Holdings, Inc. and 90% of the shares are held by MetLife International Holdings, Inc.

8.	MetLife Insurance Company of Korea Limited (South Korea)

9.	Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil) - 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

S.	Metropolitan Life Insurance Company (NY)

1.	334 Madison Avenue BTP-D Holdings, LLC (DE)

2.	334 Madison Avenue BTP-E Holdings, LLC (DE)

3.	334 Madison Avenue Euro Investments, Inc. (DE)

a)	Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

(1)	Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

4.	St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

5.	One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

6.	CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

7.	GA Holding Corp. (MA)

8.	CRH Co., Inc. (MA)

9.	L/C Development Corporation (CA)

10.	Benefit Services Corporation (GA)

11.	Thorngate, LLC (DE)

12.	Alternative Fuel I, LLC

13.	One Madison Merchandising L.L.C. (CT)

14.	Transmountain Land & Livestock Company (MT)

15.	MetPark Funding, Inc. (DE)

16.	HPZ Assets LLC (DE)

17.	MetDent, Inc. (DE)

18.	Missouri Reinsurance (Barbados), Inc. (Barbados)

19.	Metropolitan Tower Realty Company, Inc. (DE)

20.	P.T. MetLife Sejahtera (Indonesia)-94.3% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

21.	Metropolitan Life Holdings Netherlands BV (Netherlands)

22.	MetLife (India) Private Ltd. (India)

23.	Metropolitan Marine Way Investments Limited (Canada)

24.	MetLife Central European Services Spolka z organiczona odpowiedzialmoscia (Poland)

25.	MetLife Investments Ireland Limited (Ireland)

26.	MetLife Private Equity Holdings, LLC (DE)

27.	23rd Street Investments, Inc. (DE)

a)	Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

b)	Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

(1)	Coating Technologies International, Inc. (DE)

28.	Metropolitan Realty Management, Inc. (DE)

a)	Cross & Brown Company (NY)

(1)	CBNJ, Inc. (NJ)

29.	Hyatt Legal Plans, Inc. (DE)

a)	Hyatt Legal Plans of Florida, Inc. (FL)

30.	MetLife Holdings, Inc.

a)	MetLife Credit Corp.

b)	MetLife Funding, Inc.

31.	SSRM Holdings, Inc. (DE) — Employees of State Street Research & Mangement Company owned a total of 59,616 restricted shares and options for an additional 197,897 restricted shares of common stock of SSRM Holdings, Inc.

a)	State Street Research & Management Company (DE)

(1)	State Street Research Investment Services, Inc. (MA)

b)	SSR Realty Advisors, Inc. (DE)

(1)	Metric Management, Inc. (DE)

(2)	Metric Assignor, Inc. (CA)

(3)	SSR AV, Inc. (DE)

(4)	Metric Capital Corporation (CA)

(5)	SSR Development Partners LLC (DE)

(6)	Metric Property Management, Inc. (DE)

(7)	SSR AVF III LLC

32.	Bond Trust Account A

33.	Metropolitan Asset Management Corporation (DE)

a)	MetLife Capital Credit L.P. (DE) — 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

(1)	MetLife Capital CFLI Holdings, LLC (DE)

(a)	MetLife Capital CFLI Leasing, LLC (DE)

b)	MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

c)	MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

d)	MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

e)	MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

f)	MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

34.	New England Life Insurance Company (MA)

a)	MetLife Advisers, LLC (MA)

b)	New England Securities Corporation (MA)

(1)	Hereford Insurance Agency, Inc. (MA)

c)	New England Financial Distributors LLC (DE) — 79.29% is held by New England Life Insurance Company

d)	Newbury Insurance Company, Limited (Bermuda)

e)	New England Pension and Annuity Company (DE)

f)	Omega Reinsurance Corporation (AZ)

35.	GenAmerica Financial Corporation (MO)

a)	GenAmerica Capital I (DE)

b)	General American Distributors, Inc. (MO)

c)	General American Life Insurance Company (MO)

(1)	Paragon Life Insurance Company (MO)

(2)	GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation is owned by General American Life Insurance Company.

(3)	Krisman, Inc. (MO)

(4)	White Oak Royalty Company (OK)

(5)	Equity Intermediary Company (MO)

(a)	Reinsurance Group of America, Incorporated (MO)- 51.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company.

(i)	Reinsurance Company of Missouri, Incorporated (MO)

(A)	RGA Reinsurance Company (MO)

(aa)	Fairfield Management Group, Inc. (MO)

(a.1) Reinsurance Partners, Inc. (MO)

(a.2) Great Rivers Reinsurance Management, Inc. (MO)

(a.3) RGA (U.K.) Underwriting Agency Limited (United Kingdom)

(ii)	Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

(iii)	RGA Sigma Reinsurance SPC (Cayman Islands)

(iv)	RGA Capital Trust I (DE)

(v)	RGA Americas Reinsurance Company, Ltd. (Barbados)

(vi)	RGA Reinsurance Company (Barbados) Ltd. (Barbados)

(A)	RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

(vii)	RGA Life Reinsurance Company of Canada (Canada)

(viii)	RGA International Corporation (Nova Scotia)

(A)	RGA Financial Products Limited (Canada)

(ix)	RGA Holdings Limited (U.K) (United Kingdom)

(A)	RGA UK Services Limited (United Kingdom)

(B)	RGA Capital Limited U.K. (United Kingdom)

(C)	RGA Reinsurance (UK) Limited (United Kingdom)

(x)	RGA South African Holdings (Pty) Ltd. (South Africa)

(A)	RGA Reinsurance Company of South Africa Limited (South Africa)

(xi)	RGA Australian Holdings PTY Limited (Australia)

(A)	RGA Reinsurance Company of Australia Limited (Australia)

(B)	RGA Asia Pacific PTY, Limited (Australia)

(xii)	General American Argentina Seguros de Vida, S.A. (Argentina)

(xiii)	RGA Argentina S.A. (Argentina)

(xiv)	Regal Atlantic Company (Bermuda) Ltd. (Bermuda)

(xv)	Malaysia Life Reinsurance Group Berhad (Malaysia)- 30% interest of Malaysia Life Reinsurance Group Berhad is held by Reinsurance Group of America, Incorporated.

(xvi)	RGA Technology Partners, Inc. (MO)

(xvii)	RGA International Reinsurance Company (Ireland)

The voting securities (excluding directors’ qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

4) Mezzanine Investment Limited Partnerships (“MILPs”), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

5) New England Life Insurance Company (“NELICO”), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer’s shares.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS

     As of May 31, 2004, there were 23,232 owners of tax-qualified contracts and 9,275 owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Depositor’s parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. maintains a Directors’ and Officers’ liability policy with a limit of $300 million under which the Depositor and New England Securities Corporation, the Registrant’s principal underwriter (the “Underwriter”), as well as certain other subsidiaries of MetLife, Inc. are covered. A provision in MetLife, Inc.’s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter. A provision in the Depositor’s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers or employees of the Depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers or controlling persons (if any) of the Underwriter or Depositor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor or Underwriter of expenses incurred or paid by a director, officer or controlling person of the Depositor or Underwriter in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor or Underwriter will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

III-6

ITEM 29. PRINCIPAL UNDERWRITERS

(a) New England Securities Corporation also serves as principal underwriter for:

New England Variable Annuity Fund I
New England Variable Life Separate Account
New England Life Retirement Investment Account
The New England Variable Account

(b) The directors and officers of the Registrant’s principal underwriter, New England Securities Corporation, and their addresses are as follows:

Name	Positions and Offices with
Principal Underwriter
Vacant	Vice President, General Counsel, Secretary, Clerk

Virgil E. Aquino(3)	Vice President Operations

Steven J. Brash(2)	Assistant Treasurer

Leo R. Brown(2)	Assistant Treasurer

Robert Costello(3)	Assistant Vice President

David Decker(4)	Vice President

Johannes Etwaroo(3)	Vice President Operations

Chuck Fuller(3)	Vice President

Gregory M. Harrison(2)	Assistant Treasurer

Paul Hipworth(3)	Assistant Vice President, Chief Financial Officer, Treasurer

Daniel D. Jordan(1)	Assistant Secretary, Assistant Clerk

Mitchell A. Karman(1)	Vice President

Rebecca Chiccino Kovatch(1)	Vice President

Joanne Logue(1)	Vice President, Chief Compliance Officer

Craig Markham(5)	President

Eileen McDonnell(6)	Director

Sean G. McNamara	Assistant Vice President

Bette Skandalis(1)	Vice President, Financial Planning

Jeffrey Wilk(3)	Vice President

Vacant	Director

Vacant	Director

Principal Business Address:

(1)     New England Financial — 501 Boylston Street, Boston, MA 02117
(2)     MetLife — One MetLife Plaza, 27-01 Queens Plaza North,
                    Long Island City, NY. 11101
(3)     MetLife — 485 E U.S. Highway South, Iselin, NJ 08830
(4)     MetLife — 260 Madison Avenue, New York, NY 10016

(5)     General American Life Insurance Company — 13045 Tesson Ferry Rd.,
                    St. Louis, MO, 63128

(6)     MetLife — Harborside Financial Center, 600 Plaza II,
                    Jersey City, NJ 07311

(c)

(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commissions	on Redemption	Commissions	Compensation

New England Securities Corporation	$27,851,013	0	0	0

Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

III-7

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a) Registrant

(b) State Street Bank & Trust Company 225 Franklin Street Boston, Massachusetts 02110

(c) New England Securities Corporation 501 Boylston Street Boston, Massachusetts 02116

(d) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

ITEM 31. MANAGEMENT SERVICES

Not applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

(1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

(4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

(5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

III-8

SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 12th day of July 2004.

New England Variable Annuity Separate Account
(Registrant)

By: New England Life Insurance Company
(Depositor)

By:	/s/ MARIE C. SWIFT

Marie C. Swift, Esq.
Vice President and
Counsel

III-9

SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 12th day of July 2004.

New England Life Insurance Company

By:	/s/ MARIE C. SWIFT

Marie C. Swift, Esq.
Vice President
and Counsel

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on July 12, 2004.

* C. Robert Henrikson	Chairman, President and Chief Executive Officer
* Eileen McDonnell	Director
* Stewart G. Nagler	Director
* Joseph J. Prochaska, Jr.	Senior Vice President and Chief Accounting Officer
* Catherine A. Rein	Director
* Stanley J. Talbi	Director
* Lisa M. Weber	Director
* William J. Wheeler	Director
* Anthony J. Williamson	Senior Vice President and Treasurer (Principal Financial Officer)

By:	/s/ Marie C. Swift

Marie C. Swift
Attorney-in-fact
July 12, 2004

* Executed by Marie C. Swift, Esquire on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 1 to the New England Variable Life Separate Account’s Form N-6 Registration Statement, File No. 333-73676, on December 13, 2002; except for Eileen McDonnell whose power of attorney was filed with Post-Effective Amendment No. 6 to the Registration Statement of New England Variable Life Separate Account on Form N-6, File No. 333-73676, filed as Exhibit(r)(ii) on September 5, 2003; and Joseph J. Prochaska, Jr., whose power of attorney was filed with Post-Effective Amendment No. 3 to the Registration Statement of New England Variable Life Separate Account on Form N-6, File No. 333-103193, filed as Exhibit (r)(iii) on April 14, 2004.

III-10

Exhibit Index

4 (viii)     Form of Contract Schedule.

10(i)         Consent of Deloitte & Touche LLP

10(ii)        Consent of Sutherland Asbill & Brennan LLP

10(iii)       Consent of Counsel (NELICO)